Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB
Trademark	2,366	2,900
Computer software	12,958	24,956
Copyright for teaching materials	6,992	7,946
Total	22,316	35,802
Less: Accumulated amortization	(12,398)	(15,500)
Intangible assets, net	9,918	20,302

Schedule of amortization expense of intangible assets

Amortization
Expense
RMB
2021	6,822
2022	5,681
2023	4,874
2024	782
2025 and thereafter	2,143
20,302